Short-term Borrowings and Current Portion of Long-term Borrowings - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended													12 Months Ended
	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	May 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Oct. 31, 2018 CNY (¥)	Aug. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) agreement	Dec. 31, 2018 CNY (¥) agreement	Dec. 31, 2020 USD ($)
Short-term borrowings
Short-term borrowings	¥ 146,000			¥ 130,000										¥ 146,000		¥ 130,000
Interest rate (as a percent)				10.00%												10.00%
Restricted cash, current	85,826			¥ 240,741					¥ 89,222					85,826		¥ 240,741	¥ 89,222	$ 13,153
Repayment of borrowings														130,000	$ 19,923	183,707	161,065
Inventories	3,289,804			2,680,428										3,289,804		2,680,428		504,185
Equipment	73,027			83,816										73,027		83,816		11,192
Short Term Borrowings and Current Portion of Long Term Borrowings	191,289			159,500										191,289		159,500		$ 29,316
Amount borrowed																¥ 247,500	35,410
Number of agreements | agreement																4
Accounts receivable	99,228			123,226										99,228		¥ 123,226
VIEs
Short-term borrowings
Restricted cash, current	1,002			150,050										1,002		150,050
Inventories	3,207,836			2,606,739										3,207,836		2,606,739
Equipment	50,650			55,476										50,650		55,476
Short Term Borrowings and Current Portion of Long Term Borrowings	191,289			159,500										191,289		159,500
Third party financing
Short-term borrowings
Short-term borrowings				¥ 0					¥ 0							¥ 0	¥ 0
Interest rate (as a percent)				9.50%					10.00%							9.50%	10.00%
Repayment of borrowings										¥ 20,410	¥ 15,000
Short Term Borrowings and Current Portion of Long Term Borrowings	29,500			¥ 29,500										29,500		¥ 29,500
Number of monthly installments | agreement																	2
Amount borrowed					¥ 118,000		¥ 100,000				20,410	¥ 15,000				29,500
Accounts receivable					¥ 85,630		¥ 84,610
Asset pledged as collateral
Short-term borrowings
Equipment	8,090			11,366										8,090		11,366
SPD
Short-term borrowings
Short-term borrowings													¥ 50,000
Interest rate (as a percent)			7.20%		7.25%				6.75%				7.35%				6.75%
Restricted cash, current	84,824			90,503										84,824		90,503
Term of loan					2 years								3 months
Repayment of borrowings			¥ 50,000			¥ 50,000		¥ 50,000			¥ 50,000
Short Term Borrowings and Current Portion of Long Term Borrowings	50,000			50,000										50,000		50,000
SPD | Collateral Pledged
Short-term borrowings
Inventories	260,677			260,677										260,677		260,677
Equipment	¥ 8,090			¥ 11,366										¥ 8,090		¥ 11,366
Shanghai Pudong Development Silicon Valley Bank
Short-term borrowings
Interest rate (as a percent)	3.80%			3.92%					4.35%					3.80%		3.92%	4.35%	3.80%
Term of loan				1 year					1 year					1 year	1 year
Repayment of borrowings	¥ 80,000			¥ 80,000
Drew down		¥ 10,000							¥ 80,000					¥ 10,000
Short Term Borrowings and Current Portion of Long Term Borrowings	76,000													76,000
Long-term borrowings outstanding	¥ 20,000													¥ 20,000
Shanghai Pudong Development Silicon Valley Bank | Minimum
Short-term borrowings
Interest rate (as a percent)	3.92%													3.92%				3.92%
Shanghai Pudong Development Silicon Valley Bank | Maximum
Short-term borrowings
Interest rate (as a percent)	4.35%													4.35%				4.35%